Cover Page	Sep. 28, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 28, 2021
Entity Registrant Name	BECTON, DICKINSON AND COMPANY
Entity Central Index Key	0000010795
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Incorporation, State or Country Code	NJ
Entity File Number	001-4802
Entity Tax Identification Number	22-0760120
Entity Address, Address Line One	1 Becton Drive,
Entity Address, City or Town	Franklin Lakes,
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07417-1880
City Area Code	(201)
Local Phone Number	847-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $1.00
Trading Symbol	BDX
Security Exchange Name	NYSE
Redeemable Preferred Stock | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/20th interest in a share of 6.00% Mandatory Convertible Preferred Stock, Series B
Trading Symbol	BDXB
Security Exchange Name	NYSE
Notes 1.000% due December 15, 2022 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	1.000% Notes due December 15, 2022
Trading Symbol	BDX22A
Security Exchange Name	NYSE
Notes 1.900% due December 15, 2026 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	1.900% Notes due December 15, 2026
Trading Symbol	BDX26
Security Exchange Name	NYSE
Notes 1.401% due May 24, 2023 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	1.401% Notes due May 24, 2023
Trading Symbol	BDX23A
Security Exchange Name	NYSE
Notes 3.020% due May 24, 2025 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	3.020% Notes due May 24, 2025
Trading Symbol	BDX25
Security Exchange Name	NYSE
Notes 0.632% due June 4, 2023 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	0.632% Notes due June 4, 2023
Trading Symbol	BDX/23A
Security Exchange Name	NYSE
Notes 1.208% due June 4, 2026 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	1.208% Notes due June 4, 2026
Trading Symbol	BDX/26A
Security Exchange Name	NYSE
Notes 1.213% due February 16, 2036 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	1.213% Notes due February 12, 2036
Trading Symbol	BDX/36
Security Exchange Name	NYSE
Notes 0.000% due August 13, 2023 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	0.000% Notes due August 13, 2023
Trading Symbol	BDX23B
Security Exchange Name	NYSE
Notes 0.034% due August 13, 2025 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	0.034% Notes due August 13, 2025
Trading Symbol	BDX25A
Security Exchange Name	NYSE